QUARTERLY REPORT

CULTIVAR ETF

Schedule of InvestmentsOctober 31, 2022 (unaudited)

		Shares	Fair Value
89.75%	COMMON STOCKS

7.48%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	1,066	$100,748
	AT&T, Inc.	33,492	610,559
	Baidu, Inc.*	1,227	93,951
	Charter Communications*	278	102,198
	Comcast Corp New Class A	4,659	147,877
	John Wiley & Sons, Inc.	2,993	126,275
	Lumen Technologies, Inc.	38,651	284,471
	Meta Platforms, Inc.*	1,535	143,001
	Paramount Global	5,990	109,737
	Warner Brothers Discovery, Inc.*	4,624	60,112
			1,778,929

10.51%	CONSUMER DISCRETIONARY
	Alibaba Group Holding Ltd.*	1,809	115,016
	Amazon.Com, Inc.*	1,148	117,601
	Big Lots, Inc.	9,628	181,680
	Grand Canyon Education, Inc.*	4,094	411,979
	Hasbro, Inc.	1,542	100,615
	Honda Motor Co. Ltd.	5,036	114,922
	Hooker Furnishings Corp.	9,603	145,005
	Kohl’s Corp.	4,286	128,366
	Monro, Inc.	4,427	211,389
	Ollie’s Bargain Outlet Holdings, Inc.*	2,547	142,632
	Quotient Technology, Inc.*	53,938	132,687
	Qurate Retail, Inc.*	62,814	146,985
	Ross Stores, Inc.	1,325	126,789
	Sleep Number Corp.*	3,721	103,221
	Under Armour, Inc. - Class A	13,725	102,251
	Whirlpool Corp.	787	108,795
	Wolverine World Wide, Inc.	6,400	109,632
			2,499,565

9.68%	CONSUMER STAPLES
	Campbell Soup Co.	4,036	213,545
	The Clorox Co.	2,594	378,828
	Colgate-Palmolive Co.	2,369	174,927
	Ingredion, Inc.*	7,429	662,072
	Kimberly-Clark Corp.	2,680	333,553
	The Kraft Heinz Co.	5,338	205,353
	Walgreens Boots Alliance	9,164	334,486
			2,302,764

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
8.04%	ENERGY
	BP PLC	11,342	$377,462
	Core Laboratories Nv	37,867	736,892
	HF Sinclair Corp.*	3,567	218,193
	Schlumberger Ltd.	4,137	215,248
	World Fuel Services Corp.	14,320	365,017
			1,912,812

6.73%	FINANCIALS
	Citigroup, Inc.	7,346	336,888
	Greenhill & Co, Inc.	24,040	170,444
	Lazard LTD.	9,815	370,124
	Markettaxess Holdings, Inc.	480	117,139
	Reinsuance Grop of America	2,793	411,046
	S&P Globa, Inc.	381	122,396
	SVB Financial Group*	313	72,290
			1,600,327

12.45%	HEALTHCARE
	Abbott Laboratories	1,100	108,834
	Biogen, Inc.*	2,099	594,941
	Davita, Inc.*	1,395	101,849
	Emergent Biosolutions, Inc.*	7,998	166,838
	Fresenius Medical Care	6,928	96,091
	Gilead Sciences, Inc.	5,960	467,622
	Haemonetics Corp.*	4,670	396,717
	Illumina Inc.*	643	147,131
	Inogen, Inc.**	6,261	141,874
	Ionis Pharmaceuticals, Inc.*	2,601	114,964
	Perrigo Co. Plc	8,964	361,070
	Styker Corp.	636	145,797
	Zoetis, Inc.	781	117,759
			2,961,487

10.39%	INDUSTRIALS
	3M Co.	934	117,488
	The Boeing Co.*	974	138,805
	Fedex Corp.	744	119,248
	Healthcare Services Group	34,838	486,338
	Miller Industries, Inc.	5,227	132,923
	Proto Labs, Inc.*	15,379	587,324
	Rockwell Automation, Inc.	608	155,222
	Southwest Airlines Co.*	9,160	332,966

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
	Steelcase, Inc.	33,840	$262,937
	Verisk Analytics, Inc.	751	137,305
			2,470,556

11.31%	INFORMATION TECHNOLOGY
	Adobe, Inc.*	973	309,901
	Auto Desk*	693	148,510
	Global Payments, Inc.	2,909	332,382
	Intel Corp.*	6,148	174,788
	Internatinal Business Machines Corp.	2,642	365,362
	Microchip Technology, Inc.	2,098	129,531
	Paypal Holdings, Inc.*	1,288	107,651
	Qorvo, Inc.*	2,034	175,087
	Sabre Corp.*	32,258	187,419
	Salesforce, Inc.*	1,122	182,426
	Silicon Laboratories, Inc.*	1,071	123,079
	Skyworks Solutions, Inc.	1,987	170,902
	Western Union Corp.	20,960	283,170
			2,690,208

9.83%	MATERIALS
	Agnico Eagle Mines Ltd	2,902	127,572
	Barrick Gold Corp.	19,970	300,149
	Cia de Minas Buenaventura	22,120	153,513
	Compass Minerals International	3,332	131,747
	First Majestic Silver Corp.	15,125	127,504
	Fortuna Silver Mines, Inc.*	51,313	142,650
	Kinross Gold Corp.	37,415	135,816
	Newmont Goldcorp Corp.	9,789	414,270
	Pan American Silver Corp.	7,843	125,331
	Royal Gold, Inc.	4,731	449,256
	Trinseo PLC	5,783	108,836
	Westrock Co.	3,531	120,266
			2,336,910

1.89%	REAL ESTATE
	Douglas Emmett, Inc.	5,498	96,710
	Natinal Health Investors, Inc.	3,060	173,502
	The RMR Group, Inc.	6,584	180,204
			450,416

1.44%	UTILITIES
	Hawaiian Electric Industries, Inc.	4,413	167,871
	Northwest Natural Holding	3,637	174,903
			342,774

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
89.75%	TOTAL COMMON STOCKS		$21,346,748

3.25%	TREASURY NOTES
	US Treasury Bond, 2.25% 8/15/49	417,000	283,698
	US Treasury Bond 1.25% 5/15/50	590,000	304,230
	US Treasury Bond, 1.375% 08/15/50	346,000	184,583
			772,511

3.25%	TOTAL TREASURY NOTES		772,511

93.00%	TOTAL INVESTMENTS		22,119,259
7.00%	Other assets, net of liabilities		1,665,240
100.00%	NET ASSETS		$23,784,499

*Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$21,346,748	$—	$—	$21,346,748
US Treasury Bonds	772,511			772,511
Total Investments	$22,119,259	$—	$—	$22,119,259

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended October 31, 2022.

At October 31, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $24,276,804 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,169,342
Gross unrealized depreciation	(3,326,887)
Net unrealized appreciation	$(2,157,545)